Subsequent event (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Shares issued | shares			41,535,755	37,693,710	50,000
Proceeds from shares issued | $		$ 2,445	$ 1,519
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	5,304,225
Price per share | $ / shares	$ 2.25
Proceeds from shares issued | $	$ 11,935